OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Capital Expenditures (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [line items]
Total capital expenditures	$ 361.5	$ 444.1
Operating segments | Civil Aviation
Disclosure of operating segments [line items]
Total capital expenditures	223.7	296.3
Operating segments | Defense and Security
Disclosure of operating segments [line items]
Total capital expenditures	$ 137.8	$ 147.8